Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2022
Redeemable Convertible Preferred Stock [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 13 — REDEEMABLE CONVERTIBLE PREFERRED STOCK:

The rights, preferences, and privileges of the redeemable preferred stock (series A and series B) are described below:

Dividends:

a.      The holders of redeemable convertible preferred stock shall be entitled to receive dividends, out of any assets legally available therefore, when and as declared by the Board of Directors from time to time, out of any assets of the Company legally available, therefore.

b.      The Company may not declare or pay any dividends or make any distribution of assets on, or redeem, purchase or otherwise acquire, shares or any other capital shares of the Company ranking junior to the redeemable convertible preferred stock as to the payment of dividends or the distribution of assets upon liquidation, dissolution or winding up, unless a corresponding distribution is effected in respect of the redeemable convertible preferred stock as if the redeemable convertible preferred stock had been converted into common stock.

No dividends have been declared to date.

Conversion rights:

Each of the holders of redeemable convertible preferred stock shall have the right, at such holder’s discretion, at any time or from time to time, to convert each redeemable convertible preferred share held by it into such number of fully paid and non-assessable shares of common stock as it is determined by dividing the applicable original issue price by the applicable conversion price per share for the redeemable convertible preferred stock in effect at the time of conversion. The initial conversion price for each redeemable convertible preferred share shall be the original issue price for such redeemable preferred share. The conversion price is subject to adjustment.

Each redeemable convertible preferred stock will automatically convert into shares of common stock at the then-effective conversion price for each such share immediately upon the earlier of: (i) the Company’s sale of its common stock in a firm commitment, underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended (“Securities Act”), which results in aggregate gross proceeds to the Company of not less than $5,000 at a Company valuation of at least $15,000; or (ii) the date specified in a written request to the Company for such conversion from either the holders (a) of at least 75% of the series B redeemable convertible preferred stock then outstanding, or (b) from the holders of at least 75% of the series A redeemable convertible preferred stock then outstanding.

Liquidation rights:

Upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary or deemed liquidation the assets of the Company available for distribution to its shareholders shall be distributed in the following order of priority:

First and in preference to any distribution of any available assets to the holders of any other class or series of share of the corporation, the holders of series B redeemable convertible preferred stock shall be entitled to receive an amount equal to $0.9991 per share plus interest at the rate of 8% per annum from the original issuance date of such series B redeemable convertible preferred stock. If the assets are insufficient to permit a full payment, then all assets shall be distributed ratably among the holders of series B redeemable convertible preferred stock.

In the event that, following the satisfaction of the B liquidation preference in full, the available assets shall exceed the amount necessary to pay the B liquidation preference, the remaining assets shall be distributed among the holders of series A redeemable convertible preferred stock in preference to holders of common stock, an amount equal to $0.60168 per share plus interest at the rate of 8% per annum from the original issuance date of such series A redeemable preferred stock. If the assets are insufficient to permit a full payment, then all assets shall be distributed ratably among the holders of series A. If the assets exceed the amount necessary to fulfill the payment, then the remaining assets shall be distributed ratably among the holders of common stock.

Voting rights:

The holders of redeemable convertible preferred stock will vote together with, in the same manner and with the same effect as the holders of common stock on all matters on which the holders of common stock shall be entitled to vote. The holders of redeemable convertible preferred Stock shall be entitled to cast such number of votes equal to the number of shares of common stock into which the redeemable convertible preferred stock are then convertible.

The Company applied the provision of ASC 480-10-S99-3A and classifies the redeemable convertible preferred Stock outside of permanent equity.